Document And Entity Information	Feb. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	Evoke Pharma, Inc.
Entity Central Index Key	0001403708
Entity Emerging Growth Company	false
Securities Act File Number	001-36075
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-8447886
Entity Address, Address Line One	420 Stevens Avenue, Suite 370
Entity Address, City or Town	Solana Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92075
City Area Code	858
Local Phone Number	345-1494
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EVOK
Security Exchange Name	NASDAQ